UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2009

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     MAY 15, 2009
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           10

Form 13 F Information Table Value Total (x$1000): $155,999

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                                             VALUE     SHRS OR    SH/  PUT/  INVEST  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT    PRN  CALL  DISCR   MNGRS   SOLE     SHARED  NONE

AMEDISYS INC                     COM             023436 10 8   20,048    729,289   SH         SOLE          729,289
CARTER'S INC                     COM             146229 10 9   18,477    982,300   SH         SOLE          982,300
FORWARD AIR CORP                 COM             349853 10 1   11,398    702,287   SH         SOLE          702,287
HEARTLAND PMT SYS INC            COM             42235N 10 8    9,550  1,444,723   SH         SOLE        1,444,723
HMS HLDGS CORP                   COM             40425J 10 1   25,169    765,002   SH         SOLE          765,002
LANDSTAR SYS INC                 COM             515098 10 1    8,722    260,600   SH         SOLE          260,600
MEDNAX INC                       COM             58502B 10 6   12,814    434,800   SH         SOLE          434,800
PHASE FORWARD INCORPORATED       COM             71721R 40 6   21,524  1,682,903   SH         SOLE        1,682,903
TRUEBLUE INC                     COM             89785X 10 1   12,051  1,460,700   SH         SOLE        1,460,700
UNIVERSAL TECHNICAL INST INC     COM             913915 10 4   16,247  1,353,894   SH         SOLE        1,353,894
